Investment in A Limited Partnership	12 Months Ended
Dec. 31, 2020
Investment Company, Financial Highlights [Abstract]
INVESTMENT IN A LIMITED PARTNERSHIP
9.	INVESTMENT IN A LIMITED PARTNERSHIP

As of December 31, 2020, the Company’s investment in a limited partnership was as the following:

	Investment	% of ownership	Investment dates

Ningbo Meishan Xinaishan Equity Investment Limited Partnership (“limited partnership”)	$1,285,859	28%	November 5, 2020
Less: share of operating loss of limited partnership	(27,071)
	1,258,788

On November 5, 2020, the Company entered into a five-year partnership agreement to invest $1,217,039, for 28% partnership interest in the limited partnership. The funds raised by the limited partnership are invested in one PRC private company engaged in immunotherapy.

For the year ended December 31, 2020, equity investment loss of $25,622 has been recorded in other income, net for the Company’s share of the operating loss of the limited partnership. As of December 31, 2020, no significant impairment indicators have been noted in connection with the investment.